Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2014	December 31, 2013
Residential Real Estate Loans	$77,282,817	$83,004,482
Consumer Loans	50,391,224	52,205,901
Commercial Business	10,564,467	7,775,098
Commercial Real Estate	209,530,209	228,399,555
Total Loans Held For Investment	347,768,717	371,385,036
Loans Held For Sale	1,864,999	1,234,158
Total Loans Receivable, Gross	349,633,716	372,619,194
Less:
Allowance For Loan Losses	8,357,496	10,241,970
Loans In Process	1,379,114	3,465,072
Deferred Loan Fees (Costs)	22,611	(4,513)
	9,759,221	13,702,529
Total Loans Receivable, Net	$339,874,495	$358,916,665

Schedule of Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012 are summarized as follows:

	Year Ended December 31,		Nine Months Ended December 31,
	2014	2013	2012
Balance At Beginning Of Period	$10,241,970	$11,318,371	$14,615,198
Provision For Loan Losses	450,000	2,645,381	1,975,000
Charge Offs	(3,114,833)	(5,209,830)	(7,422,393)
Recoveries	780,359	1,488,048	2,150,566
Total Allowance For Loan Losses	$8,357,496	$10,241,970	$11,318,371

Financing Receivable Credit Quality Indicators
The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2014	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$69,163,911	$956,976	$639,638	$6,522,292	$77,282,817
Consumer	48,283,560	1,046,624	128,033	933,007	50,391,224
Commercial Business	9,691,685	340,706	202,895	329,181	10,564,467
Commercial Real Estate	125,339,273	32,549,335	35,169,358	16,472,243	209,530,209
Total	$252,478,429	$34,893,641	$36,139,924	$24,256,723	$347,768,717

	Credit Quality Measures
December 31, 2013	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$74,505,587	$890,902	$403,138	$7,204,855	$83,004,482
Consumer	50,370,640	843,799	143,649	847,813	52,205,901
Commercial Business	6,807,620	368,019	524,928	74,531	7,775,098
Commercial Real Estate	135,793,150	43,252,464	25,581,235	23,772,706	228,399,555
Total	$267,476,997	$45,355,184	$26,652,950	$31,899,905	$371,385,036

Past Due Financing Receivables
The following table presents an age analysis of past due balances by category at December 31, 2014.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,087,299	$3,061,339	$4,148,638	$73,134,179	$77,282,817
Consumer	1,868,787	91,223	573,644	2,533,654	47,857,570	50,391,224
Commercial Business	162,481	99,784	246,977	509,242	10,055,225	10,564,467
Commercial Real Estate	4,544,813	1,094,701	9,859,689	15,499,203	194,031,006	209,530,209
Total	$6,576,081	$2,373,007	$13,741,649	$22,690,737	$325,077,980	$347,768,717

The following table presents an age analysis of past due balances by category at December 31, 2013.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,363,132	$4,607,613	$5,970,745	$77,033,737	$83,004,482
Consumer	1,494,429	234,878	399,062	2,128,369	50,077,532	52,205,901
Commercial Business	115,186	—	33,055	148,241	7,626,857	7,775,098
Commercial Real Estate	5,103,522	2,046,666	4,972,667	12,122,855	216,276,700	228,399,555
Total	$6,713,137	$3,644,676	$10,012,397	$20,370,210	$351,014,826	$371,385,036

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2014 compared to 2013.

	At December 31, 2014		At December 31, 2013		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,061,339	0.9%	$4,607,613	1.3%	$(1,546,274)	(33.6)%
Commercial Business	246,977	0.1	33,055	—	213,922	647.2
Commercial Real Estate	9,859,689	2.8	4,972,667	1.4	4,887,022	98.3
Consumer	573,644	0.2	399,062	0.1	174,582	43.7
Total Non- accrual Loans	$13,741,649	4.0%	$10,012,397	2.7%	$3,729,252	37.2%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended December 31, 2014
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970
Provision	(91,991)	352,305	(53,435)	243,121	450,000
Charge-Offs	(359,021)	(372,460)	(328,094)	(2,055,258)	(3,114,833)
Recoveries	136,434	59,094	114,224	470,607	780,359
Ending Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496

	For the Year Ended December 31, 2013
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371
Provision	1,030,237	(5,306)	(187,377)	1,807,827	2,645,381
Charge-Offs	(1,118,168)	(207,230)	(31,831)	(3,852,601)	(5,209,830)
Recoveries	273,015	59,042	26,947	1,129,044	1,488,048
Ending Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses as of the dates indicated.

	Allowance For Loan Losses
December 31, 2014	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,392,065	$1,392,065
Consumer	2,600	884,116	886,716
Commercial Business	—	159,353	159,353
Commercial Real Estate	472,400	5,446,962	5,919,362
Total	$475,000	$7,882,496	$8,357,496

	Allowance For Loan Losses
December 31, 2013	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$158,791	$1,547,852	$1,706,643
Consumer	103,109	744,668	847,777
Commercial Business	—	426,658	426,658
Commercial Real Estate	840,658	6,420,234	7,260,892
Total	$1,102,558	$9,139,412	$10,241,970
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable as of the dates indicated.

	Loans Receivable
December 31, 2014	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,519,814	$74,763,003	$77,282,817
Consumer	218,232	50,172,992	50,391,224
Commercial Business	236,030	10,328,437	10,564,467
Commercial Real Estate	17,273,879	192,256,330	209,530,209
Total	$20,247,955	$327,520,762	$347,768,717

	Loans Receivable
December 31, 2013	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,838,236	$78,166,246	$83,004,482
Consumer	275,491	51,930,410	52,205,901
Commercial Business	19,775	7,755,323	7,775,098
Commercial Real Estate	26,221,312	202,178,243	228,399,555
Total	$31,354,814	$340,030,222	$371,385,036

Impaired Financing Receivables
The following tables are a summary of information related to impaired loans as of and for the years ended December 31, 2014 and 2013 and for the nine months ended December 31, 2012.

	December 31, 2014
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,519,814	$2,618,003	$—	$2,642,156	$—
Consumer	152,029	159,529	—	155,602	1,510
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	13,721,964	18,088,149	—	14,980,690	297,839
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer	66,203	66,203	2,600	67,522	4,867
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,551,915	3,582,465	472,400	3,952,066	60,207
Total
Residential Real Estate	2,519,814	2,618,003	—	2,642,156	—
Consumer	218,232	225,732	2,600	223,124	6,377
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	17,273,879	21,670,614	472,400	18,932,756	358,046
Total	$20,247,955	$24,950,379	$475,000	$22,211,689	$364,423

(4)       Loans Receivable, Net, Continued

	December 31, 2013
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$3,936,316	$4,588,645	$—	$4,044,142	$31,704
Consumer	106,197	106,198	—	104,539	953
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	21,810,347	26,775,853	—	23,618,648	886,737
With An Allowance Recorded:
Residential Real Estate	901,920	901,920	158,791	909,473	—
Consumer	169,294	169,294	103,109	170,499	5,173
Commercial Business	—	—	—	—	—
Commercial Real Estate	4,410,965	4,954,058	840,658	4,707,658	251,505
Total
Residential Real Estate	4,838,236	5,490,565	158,791	4,953,615	31,704
Consumer	275,491	275,492	103,109	275,038	6,126
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	26,221,312	31,729,911	840,658	28,326,306	1,138,242
Total	$31,354,814	$37,515,743	$1,102,558	$33,574,855	$1,176,461

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

Troubled Debt Restructurings on Financing Receivables
The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Year Ended December 31, 2014
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—
Consumer Loans	—	—	—
Commercial Business	—	—	—
Commercial Real Estate	2	186,188	186,188
Total	2	186,188	186,188

	For the Year Ended December 31, 2013			For the Nine Months Ended December 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	—	—	—
Commercial Business	1	32,850	32,850	—	—	—
Commercial Real Estate	4	1,409,693	1,409,693	1	257,452	257,452
Total	5	1,442,543	1,442,543	1	257,452	257,452
(4)       Loans Receivable, Net, Continued

The following table is a summary of TDRs restructured during the periods indicated that subsequently defaulted during the same period:

	For the Years Ended December 31,				For the Nine Months Ended December 31,
	2014		2013		2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—	—	$—
Consumer Loans	—	—	—	—	—	—
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	66,138	1	146,267	4	880,745
Total	1	$66,138	1	$146,267	4	$880,745